Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Summary of transaction charts of right of use assets (Detail) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		R$ 9,958,751
Additions		731,896	R$ 1,179,931	R$ 2,037,779
Ending Balance		9,662,929	9,958,751
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		13,031,936	11,758,004
Additions		479,231	1,081,575
Contractual adjustments		252,665	98,356
Write-offs		(65,856)	(14,936)
Transfers	[1]	(686,837)
Exchange differences		(52,084)	84,780
Business combination			24,157
Fair value adjustment		10,244
Ending Balance		12,969,299	13,031,936	11,758,004
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(3,073,185)	(2,244,486)
Additions		(621,037)	(608,543)
Write-offs		35,264	2,968
Transfers	[1]	372,463
Exchange differences		20,392	(32,612)
Business combination			(5,628)
Impairment		(40,267)	(184,884)
Ending Balance		(3,306,370)	(3,073,185)	(2,244,486)
Land, buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		324,894
Ending Balance		317,810	324,894
Land, buildings and improvements [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		646,024	517,089
Additions		132,165	54,516
Contractual adjustments		9,737	3,928
Write-offs		(20,583)	(14,196)
Transfers	[1]
Exchange differences		(32,420)	63,156
Business combination			21,531
Fair value adjustment		10,063
Ending Balance		744,986	646,024	517,089
Land, buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(321,130)	(187,268)
Additions		(132,054)	(107,047)
Write-offs		10,421	3,610
Transfers	[1]
Exchange differences		16,214	(25,523)
Business combination			(4,902)
Impairment		(627)
Ending Balance		(427,176)	(321,130)	(187,268)
Machines, equipment and installations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		379,587
Ending Balance		375,000	379,587
Machines, equipment and installations [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		589,214	521,120
Additions		31,900	62,354
Contractual adjustments		60,571	298
Write-offs		(44,941)	(550)
Transfers	[1]
Exchange differences		(4,048)	5,992
Business combination
Fair value adjustment		13
Ending Balance		632,709	589,214	521,120
Machines, equipment and installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(209,627)	(146,748)
Additions		(73,751)	(59,510)
Write-offs		23,373	247
Transfers	[1]
Exchange differences		2,430	(3,616)
Business combination
Impairment		(134)
Ending Balance		(257,709)	(209,627)	(146,748)
Wagons and locomotives [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		452,115
Ending Balance		131,664	452,115
Wagons and locomotives [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		957,260	943,428
Additions			4,420
Contractual adjustments		10,494	9,412
Write-offs
Transfers	[1]	(686,837)
Exchange differences
Business combination
Fair value adjustment
Ending Balance		280,917	957,260	943,428
Wagons and locomotives [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(505,145)	(468,555)
Additions		(16,318)	(33,829)
Write-offs			(2,761)
Transfers	[1]	372,463
Exchange differences
Business combination
Impairment		(253)
Ending Balance		(149,253)	(505,145)	(468,555)
Software [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		57,867
Ending Balance		53,338	57,867
Software [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		87,720	85,949
Additions
Contractual adjustments		259	1,771
Write-offs
Transfers	[1]
Exchange differences
Business combination
Fair value adjustment
Ending Balance		87,979	87,720	85,949
Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(29,853)	(25,354)
Additions		(4,788)	(4,499)
Write-offs
Transfers	[1]
Exchange differences
Business combination
Impairment
Ending Balance		(34,641)	(29,853)	(25,354)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		122,052
Ending Balance		151,522	122,052
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		176,697	60,164
Additions		105,274	98,445
Contractual adjustments		(7,172)	20
Write-offs		(332)	(190)
Transfers	[1]
Exchange differences		(15,616)	15,632
Business combination			2,626
Fair value adjustment		168
Ending Balance		259,019	176,697	60,164
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(54,645)	(34,737)
Additions		(56,070)	(17,581)
Write-offs		1,470	1,872
Transfers	[1]
Exchange differences		1,748	(3,473)
Business combination			(726)
Impairment
Ending Balance		(107,497)	(54,645)	(34,737)
Floating storage and regasification [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,478,055
Ending Balance		1,456,259	1,478,055
Floating storage and regasification [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,594,434	1,533,969
Additions		59,482	60,465
Contractual adjustments
Write-offs
Transfers	[1]
Exchange differences
Business combination
Fair value adjustment
Ending Balance		1,653,916	1,594,434	1,533,969
Floating storage and regasification [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(116,379)	(38,349)
Additions		(81,278)	(78,030)
Write-offs
Transfers	[1]
Exchange differences
Business combination
Impairment
Ending Balance		(197,657)	(116,379)	(38,349)
Railway and port infrastructure [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		7,144,181
Ending Balance		7,177,336	7,144,181
Railway and port infrastructure [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		8,980,587	8,096,285
Additions		150,410	801,375
Contractual adjustments		178,776	82,927
Write-offs
Transfers	[1]
Exchange differences
Business combination
Fair value adjustment
Ending Balance		9,309,773	8,980,587	8,096,285
Railway and port infrastructure [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(1,836,406)	(1,343,475)
Additions		(256,778)	(308,047)
Write-offs
Transfers	[1]
Exchange differences
Business combination
Impairment		(39,253)	(184,884)
Ending Balance		R$ (2,132,437)	R$ (1,836,406)	R$ (1,343,475)

[1]	The amount indicated in the transfer line includes R$ (314,374) transferred to fixed assets.